Related Parties (Details)			1 Months Ended			12 Months Ended
	Jun. 01, 2021 USD ($) $ / shares	Jun. 01, 2021 ILS (₪) ₪ / shares shares	Apr. 28, 2022 $ / shares	Apr. 19, 2020 USD ($)	Apr. 19, 2020 ILS (₪) ₪ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ILS (₪) ₪ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jun. 01, 2021 $ / shares shares	Apr. 19, 2020 $ / shares	Oct. 02, 2018 $ / shares shares
Related Parties (Details) [Line Items]
Gross monthly fee (in Dollars) | $						$ 5,000
Granted options to purchase shares (in Shares) | shares															120,000
Exercise price per share															$ 0.27
Monthly service fee						17,050	₪ 60,000
Exchange rate | (per share)		₪ 3.11			₪ 3.519		₪ 3.519		₪ 3.11		$ 1	$ 0.01
Exercise price per share											$ 0.07			$ 0.068
Vesting year				3 years	3 years
Travel expenses (in Dollars) | $				$ 10,000		$ 6,750				$ 34,045
Per share exercise price			$ 0.07			$ 0.01
Stock options shares (in Shares) | shares						1,249,758	1,249,758
Equity Option [Member]
Related Parties (Details) [Line Items]
Shareholders shares (in Shares) | shares						4,000,000	4,000,000
Mr. Dov Farkash [Member]
Related Parties (Details) [Line Items]
Monthly service fee				$ 11,366	₪ 40,000
Exchange rate														$ 1
Mr. Ran Eisenberg [Member]
Related Parties (Details) [Line Items]
Exchange rate												$ 1	$ 1
Vesting year	3 years	3 years
Shares purchased (in Shares) | shares		2,003,346											2,003,346
Per share exercise price	$ 0.17
Per share exercise price	$ 0.07
Mr. Ran Eisenberg [Member] | Minimum [Member]
Related Parties (Details) [Line Items]
Monthly service fee	$ 12,861	₪ 40,000
Mr. Ran Eisenberg [Member] | Maximum [Member]
Related Parties (Details) [Line Items]
Monthly service fee								$ 19,292	₪ 60,000
Business Combination [Member]
Related Parties (Details) [Line Items]
Percentge of acquisition							50.00%				50.00%
Chief Executive Officer [Member]
Related Parties (Details) [Line Items]
Description of service agreement						Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($18,471based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and car allowance in the amount of NIS 2,500 ($710 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT per month plus reimbursement for fuel expenses and tolls. . The liability towards DBG as of December 31, 2022 and 2021 aggregated to NIS 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and NIS 1,774,957 ($570,725 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required).	Dr. de la Vega’s wholly-owned service company, Dolev Bar-Guy Consulting and Management Ltd. (“DBG”), pursuant to which Dr. de la Vega provided us management services as the Company’s chief executive officer through June 1, 2021, at which time he resigned from such position and assumed the position as Chief Technology Officer, under the same terms and conditions according to the DBG Services Agreement. Pursuant to the terms of the DBG Services Agreement, Dr. de la Vega is currently entitled to a monthly consultancy fee in the amount of NIS 65,000 ($18,471based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and car allowance in the amount of NIS 2,500 ($710 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT per month plus reimbursement for fuel expenses and tolls. . The liability towards DBG as of December 31, 2022 and 2021 aggregated to NIS 1,838,300 ($522,392 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022) plus VAT and NIS 1,774,957 ($570,725 based on the exchange rate of $1.00 / NIS 3.11 in effect as of December 31, 2021) plus VAT, respectively, and was recorded as part of the Employees and payroll accruals line item within the current liabilities. Dr. de la Vega may terminate the DBG Services Agreement at any time for any reason upon a three (3) months’ prior written notice. If the Company wishes to terminate the DBG Services Agreement, other than as a result of Dr. de la Vega’s breach of his terms of office, the Company shall be required to provide a six (6) months’ prior written notice (provided that if the termination is up to 12 months following an exit event, 24 months’ prior written notice is required; between 12 and up to 24 months following an exit event, 12 months’ prior written notice is required and between 24 months and up to 36 months following an exit event, 6 months’ prior written notice is required).
Description of compensation executive						1.An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation: (i)0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii)1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii)2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.	1.An annual cash bonus in an amount equivalent to up to four (4) times his monthly service fee, plus VAT, based on achievement of certain performance targets which are determined by our compensation committee and the board of directors on an annual basis. 2. A special one-time bonus in an amount equivalent to six times his monthly service fee, plus VAT upon the occurrence of an Exit Event (as described below), provided that the Company’s pre-money valuation shall be at least $50,000,000 at the closing of such transaction or within 12 months following such closing. 3. An equity-based award upon the occurrence of an Exit Event, in accordance with the following calculation: (i)0.5% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $40,000,000; (ii)1.25% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $40,000,000 but less than $50,000,000; (iii)2.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000. An ‘Exit Event’ is defined as: (i) the consummation of an initial public offering of ordinary shares of the Company on a recognized stock exchange; or (ii) a sale of all or substantially all of the share capital of the Company to any individual, firm, corporation, partnership, trust, incorporated or unincorporated association, joint venture, joint stock company, governmental authority or other entity of any kind, and shall include any successor (by merger or otherwise) of such entity (a “Person”); (iii) a sale, lease, conveyance or disposition of all or substantially all of the assets of the Company; (iv) a merger of the Company with or into another entity in which the shareholders of the Company immediately prior to such merger do not hold a majority of the share capital and voting rights of the surviving entity held by them by virtue of their holdings in the Company prior to the consummation of the transaction or a transaction or series of transactions in which a Person or group of Persons acquire more than 50% of the issued and outstanding share capital of the Company (other than an acquisition of such share capital from the Company); or (v) an up-listing to a higher exchange.
Shares purchased (in Shares) | shares							1,249,758		1,249,758		1,249,758	1,249,758
RINC Green Ltd [Member]
Related Parties (Details) [Line Items]
Description of consultancy agreement						1.A one-time payment in the amount of $25,000 (plus VAT) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi; 2. $150,000 in cash (plus VAT) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average ordinary share price during the period of 90 days prior to the date upon which the investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022); and 3. An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $50,000,000, or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.	1.A one-time payment in the amount of $25,000 (plus VAT) upon an equity investment exceeding $500,000 by an investor that was introduced to the Company by Mr. Zeevi; 2. $150,000 in cash (plus VAT) and options to purchase the Company’s ordinary shares upon an equity investment or execution of business contract resulting in at least $2,000,000 in proceeds (or revenues) by an entity introduced to the Company by Mr. Zeevi, whereby the number of options will be calculated by dividing $150,000 by the average ordinary share price during the period of 90 days prior to the date upon which the investment is actually made with an exercise price per share of NIS 0.01 ($0.003 based on the exchange rate of $1.00 / NIS 3.519 in effect as of December 31, 2022); and 3. An equity based award to be granted upon of an Exit Event, in accordance with the following calculation:(i) 0.4% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $30,000,000 but less than $50,000,000, or (ii) 1.0% of the Company’s share capital on a fully diluted basis, if the Company’s pre-money valuation shall be equal to or higher than $50,000,000.
Mr. Magid [Member]
Related Parties (Details) [Line Items]
Monthly service fee						$ 17,050	₪ 60,000
Exchange rate | (per share)							₪ 3.519				$ 1
Contribution description						(i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter.	(i) manager’s insurance under Israeli law to which the Company contributes amounts equal to (a) 8.33% for severance payments, and 6.5%, or up to 7.5% (including disability insurance) designated for premium payment (and Mr. Magid contributes an additional 6%) of each monthly salary payment, and (b) 7.5% of his salary (with Mr. Magid contributing an additional 2.5%) to an education fund, a form of deferred compensation program established under Israeli law. The employment agreement contains (i) customary confidentiality obligations which are not limited by the term of the agreement, (ii) certain non-compete provisions during the term of the agreement and twelve (12) months thereafter and (iii) certain non-solicitation provisions during the term of the agreement and for one year thereafter.